Share Capital (Details) - Schedule of fair value of stock options granted	12 Months Ended
Mar. 31, 2023 $ / shares
Schedule Of Fair Value Of Stock Options Granted Abstract
Risk free interest rate	2.64%
Expected life of option in years	2 years 9 months
Expected volatility	62.00%
Expected dividend yield	0.81%
Estimated forfeiture rate	9.81%
Weighted average share price at date of grant (in Dollars per share)	$ 3.95